                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Kramer Capital Management, Inc.
Address: 767 Third Avenue
         5th Floor
         New York, New York 10017


Form 13F File Number: 28-05531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew B. Kramer
Title:   Managing Member
Phone:   (212) 906-1198

Signature, Place, and Date of Signing:

  /s/ Andrew B. Kramer         New York, New York   5/10/2001
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE




































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $93,852,864


List of Other Included Managers:  0

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE

































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

                                                   FORM 13F INFORMATION TABLE

  COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8


                           TITLE                VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER             OF CLASS  CUSIP      (X1000)  PRN  AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------             --------  -----      -------  --------  --------   ----------     -----  ----------------------

AMERICAN INTERNATIONAL
  GROUP                    COMMON   26874107000    1912    23,750   SH           Sole       None      23,750
AMGEN INC                  COMMON   31162100000   11063   183,800   SH           Sole       None     183,800
AOL TIME WARNER INC        COMMON   00184A105000   2351    58,550   SH           Sole       None      58,550
CENDANT COPR               COMMON   151313103       292    20,000   SH           Sole       None      20,000
CITIGROUP INC              COMMON   172967101000   5336   118,631   SH           Sole       None     118,631
EMERSON ELECTRIC CO        COMMON   291011104000    204     3,300   SH           Sole       None       3,300
ENRON CORP                 COMMON   293561106000   1534    26,400   SH           Sole       None      26,400
FANNIE MAE                 COMMON   313586109000   4219    53,000   SH           Sole       None      53,000
FREDDIE MAC-VOTING         COMMON   313400301000   7455   115,000   SH           Sole       None     115,000
HOME DEPOT INC             COMMON   437076102000   1250    29,000   SH           Sole       None      29,000
INDIANA TRANSN
  FIN AUTH ARPT            COMMON   455135BN2060   2544    25,000   SH           Sole       None      25,000
INTEL CORP                 COMMON   458140100000   1658    63,000   SH           Sole       None      63,000
INTERNATIONAL BUSINESS     COMMON   459200101000    223     2,321   SH           Sole       None       2,321
MORGAN STANLEY DEAN
  WITTER                   COMMON   617446448000    776    14,500   SH           Sole       None      14,500
PFIZER INC                 COMMON   717081103000    991    24,200   SH           Sole       None      24,200
STAKE TECHNOLOGY LTD       COMMON   852559103000     57    35,000   SH           Sole       None      35,000
VIACOM INC-CL B            COMMON   925524308000    927    21,085   SH           Sole       None      21,085
WAL-MART STORES NTS        COMMON   931142AV5020   5305    50,000   SH           Sole       None      50,000
ABBOTT LABS                OPTION   0028299A9068    588       300         CALL   Sole       None                          300
ABBOTT LABS                OPTION   0028299A9078    310       200         CALL   Sole       None                          200
AMER INTL                  OPTION   0269249A0288    710       160         CALL   Sole       None                          160
AMER INTL GP               OPTION   0269239A2148    488       229         CALL   Sole       None                          229
AMERN EXPRE                OPTION   02581G9A7018    501       300         CALL   Sole       None                          300
AMERN EXPRES               OPTION   02581J9A1068    489       300         CALL   Sole       None                          300
AMGEN INC                  OPTION   03116U9A8088   1010       400         CALL   Sole       None                          400
AMGEN INC                  OPTION   0311659A3108    960       400         CALL   Sole       None                          400
AOL TIME WAR               OPTION   0239309A0       870       500         CALL   Sole       None                          500
AOL TIME WAR               OPTION   08999W9A5       205       250         CALL   Sole       None                          250
AOL TIME WAR               OPTION   0239309A0088   3509     2,900         CALL   Sole       None                        2,900
CALPINE CORP               OPTION   13134U9A5058   2248       665         CALL   Sole       None                          665
CISCO SYSTEM               OPTION   17275Q9A4028    613       700         CALL   Sole       None                          700
CISCO SYSTEM               OPTION   17275Q9A4048   1009     2,070         CALL   Sole       None                        2,070
CISCO SYSTEM               OPTION   17275Q9A4068    230       800         CALL   Sole       None                          800
CITIGROUP                  OPTION   1729729A1078    480       300         CALL   Sole       None                          300
CITIGROUP                  OPTION   1729729A1       721       532         CALL   Sole       None                          532
CITIGROUP                  OPTION   1729729A1098    214       200         CALL   Sole       None                          200


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

CITIGROUP                  OPTION   1F499W9A3208   3533     2,310         CALL   Sole       None                        2,310
COMPAQ COMP                OPTION   20449T9A3038    448       640         CALL   Sole       None                          640
EMC CORP                   OPTION   2689349A6068    440       400         CALL   Sole       None                          400
EMERSON ELEC               OPTION   2909349A8108   1256       690         CALL   Sole       None                          690
ENRON CORP                 OPTION   2935619B4108    920       500         CALL   Sole       None                          500
FED NATL MTG               OPTION   31358W9A2088   1172       290         CALL   Sole       None                          290
FED NATL MTG               OPTION   31358W9A2108    315       100         CALL   Sole       None                          100
FREDDIE MAC                OPTION   3129209A1088    233        90         CALL   Sole       None                           90
FREDDIE MAC                OPTION   3129199A3108   1620       750         CALL   Sole       None                          750
HOME DEPOT                 OPTION   58499W9AJ       596       300         CALL   Sole       None                          300
HOME DEPOT                 OPTION   4369329A7088    520       400         CALL   Sole       None                          400
INTEL CORP                 OPTION   45814E9A0       435       400         CALL   Sole       None                          400
INTEL CORP                 OPTION   45814E9A0068   1518     2,130         CALL   Sole       None                        2,130
INTEL CORP                 OPTION   45814E9A0078    301       560         CALL   Sole       None                          560
INTL RECTIFI               OPTION   46025R9A4068   1480       740         CALL   Sole       None                          740
J P MORGAN C               OPTION   16161G9A5       501       280         CALL   Sole       None                          280
J P MORGAN C               OPTION   16161G9A5078   2190     1,480         CALL   Sole       None                        1,480
M.S.D.W.&CO                OPTION   2419369A3088    438       200         CALL   Sole       None                          200
MICROSOFT CP               OPTION   5G299W9A9088    801       350         CALL   Sole       None                          350
MICROSOFT CP               OPTION   5G299W9A9098    390       200         CALL   Sole       None                          200
MICROSOFT CP               OPTION   5949359A8       343       200         CALL   Sole       None                          200
MOTOROLA INC               OPTION   6200809A1038    258       600         CALL   Sole       None                          600
PFIZER INC                 OPTION   7170869A2068   1008       650         CALL   Sole       None                          650
PFIZER INC                 OPTION   7170859A4068   1989     1,530         CALL   Sole       None                        1,530
RADIOSHACK                 OPTION   8749269A8068    423       300         CALL   Sole       None                          300
SAFEWAY INC                OPTION   7865029A4       712       400         CALL   Sole       None                          400
SCHERING PLOUGH            OPTION   8066109A1       287       300         CALL   Sole       None                          300
SOLECTRON CP               OPTION   83490F9A9068    334       880         CALL   Sole       None                          880
SUN MICROSYS               OPTION   8B699W9A3038   1054     1,700         CALL   Sole       None                        1,700
TEXAS INSTRS               OPTION   88251K9A6068    648       600         CALL   Sole       None                          600
VIACOM-CL B                OPTION   92552P9A3088    343       250         CALL   Sole       None                          250
WAL-MART STR               OPTION   9309019A3068    984       400         CALL   Sole       None                          400
WAL-MART STR               OPTION   9309019A3088    177       100         CALL   Sole       None                          100
WAL-MART STR               OPTION   9309019A3       708       460         CALL   Sole       None                          460
WAL-MART STR               OPTION   9309019A3108    254       200         CALL   Sole       None                          200
WATSON PHARM               OPTION   94268P9A4088    653       325         CALL   Sole       None                          325
WORLDCOM INC               OPTION   9819169A9038    343       450         CALL   Sole       None                          450















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